Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Revenues
Total revenues	$ 7,149,320	$ 5,157,408
Expenses
Commission expenses	1,521,942	1,737,516
Compensation and benefits	622,908	487,974
Communications and technology	376,109	309,600
Occupancy	70,531	62,461
Travel and business development	85,156	125,704
Professional fees	768,626	524,574
Other administrative expenses	112,337	71,396
Total expenses	3,557,609	3,319,225
Income before income taxes	3,591,711	1,838,183
Income tax expense	75,422
Net income	3,667,133	1,838,183
Other comprehensive income (loss)
Total foreign currency translation adjustment	58,539	(14,800)
Total comprehensive income	$ 3,725,672	$ 1,822,383
Earnings per share:
Earnings per share, Basic (in Dollars per share)	$ 0.1	$ 0.06
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares outstanding, Basic (in Shares)	35,007,821	33,280,055
Futures Brokerage Commissions
Revenues
Total revenues	$ 2,330,723	$ 2,639,572
Trading Solution Service Revenues
Revenues
Total revenues	1,691,441	2,369,296
Other Service Revenues
Revenues
Total revenues	239,503	56,778
Trading Gains (losses)
Revenues
Total revenues	2,252,043	6,098
Interest Income and Other
Revenues
Total revenues	$ 635,610	$ 85,664